Income Taxes (Tables)	6 Months Ended
Jun. 30, 2026
Income Taxes [Abstract]
Schedule of Income Tax Expense
	Three months ended June 30,		Six months ended June 30,
	2026	2025	2026	2025
Current tax expense (recovery)	$(1,132)	$12,039	$1,053	$14,471
Deferred tax expense (recovery)	6,540	(8,241)	(4,996)	(9,755)
Tax expense (recovery)	$5,408	$3,798	$(3,943)	$4,716

Schedule of Reconciliation of the Statutory Income Tax Rate

A reconciliation of the statutory income tax rate, which is a composite of Canadian federal and provincial rates, to the effective income tax rate was as follows:

	Three months ended June 30,		Six months ended June 30,
	2026	2025	2026	2025
Income (loss) before tax	$(553,142)	$79,327	$(713,442)	$28,788
Multiplied by the statutory income tax rates	26.39%	26.39%	26.39%	26.39%
	(145,974)	20,934	(188,277)	7,597
Income tax recorded at rates different from the Canadian tax rate	(929)	(3,508)	(1,267)	(4,695)
Permanent differences	116,856	(8,074)	132,177	3,034
Effect of temporary differences not recognized as deferred tax assets	34,198	(16,307)	53,915	(12,767)
Foreign taxes	25	(669)	25	(134)
Change in estimates related to prior periods	4,977	90	4,977	90
Excess tax benefits on share-based payments recognized directly in equity	545	—	545	—
Foreign exchange	(4,290)	10,918	(6,038)	11,177
Other	—	414	—	414
Tax expense (recovery)	$5,408	$3,798	$(3,943)	$4,716
Effective income tax rate	(0.98)%	4.79%	0.55%	16.38%